UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Capital Tactics Advisors, LLC
Address: 100 Crescent Court
         Suite 575
         Dallas, Texas  75201

13F File Number:  028-14597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      W.C. Davis Parr
Title:     Manager
Phone:     214.273.5208

Signature, Place, and Date of Signing:

 /s/ W.C. Davis Parr     Dallas, Texas/USA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $94,818 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADA ES INC                     COM              005208103     2431    95834 SH       SOLE                    95834
BIO RAD LABS INC               CL A             090572207     1165    11650 SH       SOLE                    11650
BP PLC                         SPONSORED ADR    055622104     3676    90668 SH       SOLE                    90668
CHIPMOS TECH BERMUDA LTD       SHS              G2110R114     1804   170500 SH       SOLE                   170500
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407     6263   212656 SH       SOLE                   212656
DIGITAL GENERATION INC         COM              25400B108     4280   346000 SH       SOLE                   346000
DRYSHIPS INC.                  NOTE 5.000%12/0  262498AB4     1515  2050000 SH       SOLE                  2050000
EXTORRE GOLD MINES LTD         COM              30227B109     3391   823061 SH       SOLE                   823061
HEXCEL CORP NEW                COM              428291108     2361    91557 SH       SOLE                    91557
HILLTOP HOLDINGS INC           COM              432748101     1320   128000 SH       SOLE                   128000
HUMAN GENOME SCIENCES INC      COM              444903108     3457   263298 SH       SOLE                   263298
IROBOT CORP                    COM              462726100     2296   103674 SH       SOLE                   103674
KINDER MORGAN INC DEL          *W EXP 05/25/201 49456B119      276   128000 SH       SOLE                   128000
NEWS CORP                      CL A             65248E104     4592   206000 SH       SOLE                   206000
NOVACOPPER INC                 COM              66988K102     1683   837479 SH       SOLE                   837479
OMNIAMERICAN BANCORP INC       COM              68216R107     5545   258752 SH       SOLE                   258752
PHILLIPS 66                    COM              718546104     4448   133800 SH       SOLE                   133800
PROGRESS SOFTWARE CORP         COM              743312100     5844   280000 SH       SOLE                   280000
QUEST SOFTWARE INC             COM              74834T103     5114   183900 SH       SOLE                   183900
RENTECH NITROGEN PARTNERS L    COM UNIT         760113100     4822   175295 SH       SOLE                   175295
RUBICON MINERALS CORP          COM              780911103     4258  1400692 SH       SOLE                  1400692
TYCO INTERNATIONAL LTD         SHS              H89128104     4656    88100 SH       SOLE                    88100
U S SILICA HLDGS INC           COM              90346E103     1376   122194 SH       SOLE                   122194
VIEWPOINT FINL GROUP INC MD    COM              92672A101     9555   610942 SH       SOLE                   610942
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209     5918   210000 SH       SOLE                   210000
WARNER CHILCOTT PLC IRELAND    SHS A            G94368100     2772   154600 SH       SOLE                   154600